Identifiable Intangible Assets and Goodwill - Goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Goodwill [Roll Forward]
Beginning balance		$ 54,449	[1]	$ 48,242
Additions		664	[2]	6,369	[3]
Other		840	[4]	(162)	[5]
Ending balance	[1]	55,952		54,449
Innovative Health Segment [Member]
Goodwill [Roll Forward]
Beginning balance		30,134		23,809
Additions		572	[2]	6,357	[3]
Other		435	[4]	(32)	[5]
Ending balance		31,141		30,134
Essential Health Segment [Member]
Goodwill [Roll Forward]
Beginning balance		24,315		24,433
Additions		92	[2]	12	[3]
Other		404	[4]	(130)	[5]
Ending balance		24,811		24,315
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | HIS [Member]
Goodwill [Roll Forward]
Goodwill		$ 0		$ 119

[1]	Amounts may not add due to rounding.
[2]	IH additions primarily represent measurement period adjustments related to our Medivation acquisition, and EH additions relate to our acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A).
[3]	IH additions primarily relate to our acquisitions of Medivation, Anacor and Bamboo (see Note 2A).
[4]	Primarily reflects the impact of foreign exchange and an adjustment of our estimate of goodwill associated with the HIS net assets sold.
[5]	Primarily reflects the impact of foreign exchange and, with respect to EH, the impact of the reclassification of $119 million to Assets held for sale during 2016 (see Note 2B).